ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organicell Regenerative Medicine, Inc. f/k/a Biotech Products Services and Research, Inc. (“Organicell” or the “Company”) was incorporated on August 9, 2011 in the State of Nevada. The Company is a clinical-stage biopharmaceutical company principally focusing on the development of innovative biological therapeutics for the treatment of degenerative diseases and to provide other related services. Our proprietary products are derived from perinatal sources and are principally used in the health care industry administered through doctors and clinics (collectively, “Providers”).

On May 21, 2018, the Company filed a Certificate of Amendment with the Secretary of State of Nevada to change the Company’s name from Biotech Products Services and Research, Inc. to Organicell Regenerative Medicine, Inc., effective June 20, 2018 (the “Name Change”). The Name Change has not yet been effectuated in the marketplace by the Financial Industry Regulatory Agency (“FINRA”).

For the nine months ended July 31, 2021, the Company principally operated through General Surgical of Florida, Inc., a Florida corporation and wholly owned subsidiary, with a business purpose to sell therapeutic products to Providers. During November 2020, the Company formed Livin Again Inc. (“Livin”), a wholly owned subsidiary of the Company for the purpose of among other things, providing independent education, advertising and marketing services, to Providers of medical and other healthcare, anti-aging and regenerative services (“Regenerative Services”) including FDA-approved IV vitamin and mineral liquid infusions. As of July 31, 2021, Livin did not have any significant activity.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organicell Regenerative Medicine, Inc. (formerly Biotech Products Services and Research, Inc.) (“Organicell” or the “Company”) was incorporated on August 9, 2011 in the State of Nevada. The Company is a clinical-stage biopharmaceutical company principally focusing on the development of innovative biological therapeutics for the treatment of degenerative diseases and to provide other related services. Our proprietary products are derived from perinatal sources and are principally used in the health care industry administered through doctors and clinics (collectively, the “Providers”).

On May 21, 2018, the Company filed a Certificate of Amendment with the Secretary of State of Nevada to change the Company’s name from Biotech Products Services and Research, Inc. to Organicell Regenerative Medicine, Inc., effective June 20, 2018 (the “Name Change”). As discussed in Note 12, the Name Change has not yet been effectuated in the marketplace by the Financial Industry Regulatory Agency (“FINRA”).

For the year ended October 31, 2020, the Company principally operated through General Surgical of Florida, Inc., a Florida corporation (“General Surgical”) and wholly owned subsidiary, with a business purpose to sell therapeutic products to Providers.